Cash and cash equivalents, Credit Quality (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018	[1]	Apr. 30, 2017	[1]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 737.2	$ 355.7	[1]	$ 620.9		$ 151.0
AAA [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	358.4	69.8
AA- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	27.2	87.6
A+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	318.6	144.4
A [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	9.9	23.4
A- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	9.1	14.4
BBB+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	2.4	1.7
BBB [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	2.7	4.5
BBB- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.4	0.8
BB+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.6	0.8
BB [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	1.1	0.3
BB- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	4.3	6.3
B+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0.2	0.2
CCC+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	1.1	0.0
C- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	1.2	0.0
Not Rated [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 0.0	$ 1.5

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.